COLLATERALIZED TRANSACTIONS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)

Margin loan extended to margin clients (net)	29,084,958	26,702,485
Securities purchased under agreements to resell transactions	106,203	—
Collateral received from margin clients	119,745,500	119,991,002
Collateral received from brokers	144,156	—
Collateral repledged to commercial banks and other financial institutions	20,953,603	12,830,183

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Margin loan extended to margin clients(net)	29,084,958	27,762,353
Securities purchased under agreements to resell transactions	106,203	22,349
Collateral received from margin clients	119,745,500	105,695,849
Collateral received from brokers	144,156	29,207
Collateral repledged to commercial banks and other financial institutions	20,953,603	13,099,509

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Securities borrowed and lent (1)	8,436,638	15,354,335
Cash collateral deposited with lenders	3,120,123	1,045,657
Cash collateral received from borrowers	9,737,786	17,733,171

(1)	Borrowed securities includes securities borrowed from margin clients under authorization, in this case no cash collateral is required.

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Securities borrowed and lent (1)	8,436,638	13,878,468
Cash collateral deposited with lenders	3,120,123	1,144,340
Cash collateral received from borrowers	9,737,786	14,676,066
(1)	Borrowed securities includes securities borrowed from margin clients under authorization, in this case no cash collateral is required.